Loans (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loan Balances

Loans at year-end were as follows:

	2017	2016
Commercial and Agriculture	$152,473	$135,462
Commercial Real Estate - owner occupied	164,099	161,364
Commercial Real Estate - non-owner occupied	425,623	395,931
Residential Real Estate	268,735	247,308
Real Estate Construction	97,531	56,293
Farm Real Estate	39,461	41,170
Consumer and Other	16,739	17,978
Total Loans	1,164,661	1,055,506
Allowance for loan losses	(13,134)	(13,305)
Net loans	$1,151,527	$1,042,201

Loans to Directors and Executive Officers Including Immediate Families

Loans to principal officers, directors, and their affiliates at year-end 2017 and 2016 were as follows:

	2017	2016
Balance - Beginning of year	$14,389	$15,147
New loans and advances	2,344	850
Repayments	(1,256)	(1,575)
Effect of changes to related parties	(1,475)	(33)
Balance - End of year	$14,002	$14,389